INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income tax provision (benefit) at the federal statutory rate	$ 16,627	$ (159,973)	$ 64,152
State and local income taxes, net of effect of federal tax benefit	6,720	(11,420)	3,582
Foreign tax effects	2,483	4,796	2,415
Research and development credits	(2,463)	(4,692)	(3,224)
Other, Tax credits	(361)	(1,039)	0
Change in valuation allowances	(2,761)	(4,940)	(41)
Excess tax benefits of stock-based compensation	(2,746)	(1,163)	(1,953)
Non-deductible transaction costs	1,121	533	0
Non-deductible executive compensation	373	8,170	6,869
Non-deductible goodwill in the sale of Mosaic	0	17,865	0
Other, Non-taxable or non-deductible items	2,947	2,414	1,439
Deferred tax adjustments	6,778	954	248
Other	(639)	(1,446)	(666)
Income tax provision (benefit)	$ 28,079	$ (149,941)	$ 72,821
Percent
Income tax provision (benefit) at the federal statutory rate	21.00%	21.00%	21.00%
State and local income taxes, net of effect of federal tax benefit	8.50%	1.50%	1.20%
Foreign tax effects	3.10%	(0.60%)	0.80%
Research and development credits	(3.10%)	0.60%	(1.10%)
Other, Tax credits	(0.40%)	0.10%	0.00%
Change in valuation allowances	(3.50%)	0.60%	0.00%
Excess tax benefits of stock-based compensation	(3.50%)	0.20%	(0.60%)
Non-deductible transaction costs	1.40%	(0.10%)	0.00%
Non-deductible executive compensation	0.50%	(1.10%)	2.20%
Non-deductible goodwill in the sale of Mosaic	0.00%	(2.30%)	0.00%
Other, Non-taxable or non-deductible items	3.70%	(0.30%)	0.50%
Deferred tax adjustments	8.60%	(0.10%)	0.10%
Other	(0.80%)	0.20%	(0.30%)
Income tax provision (benefit)	35.50%	19.70%	23.80%